Offerings	Aug. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 19,166,665
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,934.42
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(3)
Maximum Aggregate Offering Price	$ 21,361,110
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,270.39
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Reflects the resale by the selling shareholders set forth herein of 4,272,222 Class A Ordinary Shares.